Subsidiaries (Details)	12 Months Ended
Jun. 30, 2020
Red Football Finance Limited
Subsidiaries
Percentage of ownership interest	100.00%
Red Football Holdings Limited
Subsidiaries
Percentage of ownership interest	100.00%
Red Football Shareholder Limited
Subsidiaries
Percentage of ownership interest	100.00%
Red Football Joint Venture Limited
Subsidiaries
Percentage of ownership interest	100.00%
Red Football Limited
Subsidiaries
Percentage of ownership interest	100.00%
Red Football Junior Limited
Subsidiaries
Percentage of ownership interest	100.00%
Manchester United Limited
Subsidiaries
Percentage of ownership interest	100.00%
Alderley Urban Investments Limited
Subsidiaries
Percentage of ownership interest	100.00%
Manchester United Football Club Limited
Subsidiaries
Percentage of ownership interest	100.00%
Manchester United Women's Football Club Limited
Subsidiaries
Percentage of ownership interest	100.00%
Manchester United Interactive Limited
Subsidiaries
Percentage of ownership interest	100.00%
MU 099 Limited
Subsidiaries
Percentage of ownership interest	100.00%
MU Commercial Holdings Limited
Subsidiaries
Percentage of ownership interest	100.00%
MU Commercial Holdings Junior Limited
Subsidiaries
Percentage of ownership interest	100.00%
MU Finance Limited
Subsidiaries
Percentage of ownership interest	100.00%
MU RAML Limited
Subsidiaries
Percentage of ownership interest	100.00%
MUTV Limited
Subsidiaries
Percentage of ownership interest	100.00%
RAML USA LLC
Subsidiaries
Percentage of ownership interest	100.00%